Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

26.	Related parties

Under IAS 24 Related Party Disclosures (“IAS 24”), the Group has various related parties stemming from relationships with subsidiaries, joint ventures, key management personnel, the founders of the previous Fusion Fuel Portugal entity and other related parties.

Subsidiaries

A list of the Groups subsidiaries is disclosed in note 29. All transactions with subsidiaries eliminate on consolidation and are not presented, in accordance with revised IAS 24.

Joint ventures

Fusion Fuel Spain, S.L. (“Fusion Fuel Spain”) is a joint venture in which the Group has joint control and a 50% ownership interest. Fusion Fuel Spain commenced operations in Q4 2021. During the year ended December 31, 2023, Fusion Fuel Spain drew down €0.25 million (2022: €1.27 million) of the subordinated loan of €2 million that was committed by the Group during the prior years (Note 12).

Key management personnel

(a)	Compensation

The key management personnel at December 31, 2023 are the members of the Group’s Executive Committee. There were seven members of the Executive Committee at December 31, 2023 and an average of eight members for the full year. The remuneration expense for the key management personnel includes salaries and share-based payments.

	2023	2022	2021
	€’000	€’000	€’000
Basic salary	1,453	1,471	683
Short-term employee benefits	303	498	5
Other long-term benefits	55	80	3
Share-based compensation	1,947	2,957	183
	3,758	5,006	874

(b)	Transactions

During 2023, Fusion Fuel Portugal paid certain tax liabilities on behalf of João Wahnon. This amounted to €16,683 and was still owed by João Wahnon at December 31, 2023.

There were no other transactions with key management personnel during the year.

Founders – Negordy Investments, S.A. and MagP Inovação, S.A.

Negordy Investments, S.A (“Negordy”) ownership is split across four shareholders, three of which are related parties. Magno Efeito, S.A., Numberbubble, S.A. and Key Family Holdings Investimentos e Consultoria de Gestão, Lda. (“KFH”) together own 90% of the ordinary shares of Negordy. Magno Efeito, S.A., an entity jointly controlled by Mr. Jaime Silva and Márcia Vicente, Mr. Silva’s wife. Numberbubble, S.A., an entity controlled by Mr. Joao Teixeira Wahnon. KFH is an entity jointly owned and controlled by Mr. Frederico Figueira de Chaves and his brother. All three individuals hold executive management positions within the Group. Mr. Frederico Figueira de Chaves is a Director of the Parent. Both Mr. Jaime Silva and Mr. Joao Teixeira Wahnon were Directors of Parent until their resignation on October 6, 2023. The remaining shareholder of Negordy, FalcFive, LDA is not considered to be a related party of the Group. The shareholder agreement stipulates that all decisions requiring board approval must be unanimous and if one shareholder disagrees, the motion cannot be passed. Magno Efeito, S.A., Numberbubble, S.A. and FalcFive, LDA are the founders of Negordy. KFH acquired their ordinary shares in 2018.

Negordy owns 1,593,750 Class A ordinary shares of the Company and 1,593,750 warrants to purchase Class A ordinary shares at an exercise price of $11.50. As mentioned in note 22, in December 2022, the Class B Ordinary shares were converted to Class A Ordinary shares. Negordy previously held 1,593,750 Class B ordinary shares of the Company.

On January 1, 2021, the Group entered into a sub-lease agreement with Negordy for space of 4,156 square meters of office, logistical, and industrial activities. Parking plots are also included. The sub-lease has an initial term of five years, with automatic renewal for additional terms of five years until either party notifies the other party of its intention not to renew. Either party can choose to terminate the agreement after 12 months once adequate communication is provided to the other party. The monthly rent determined by the sub-lease is fixed at €0.02 million.

The shareholders and founders of Negordy founded MagP Inovação, S.A. (“MagP”), a company that produces, installs, assembles, operates, and maintains modules, tracking structures and accessories for all equipment relating to CPV solar trackers (collectively, the “Trackers”). MagP is the successor to the business of MagPower, a company also founded by some of the founders of Negordy. Negordy is a 71% shareholder of MagP, and the remaining 29% of MagP is owned by other parties unrelated to Negordy or Fusion Fuel Portugal. The Group produces Green Hydrogen with components built in-house and in partnership with MagP. These components include the Trackers that have been produced by MagP for several years. The Group has entered into several agreements and transactions with MagP regarding the provision of services and supply and assembly of Trackers that will be used in the Groups Hydrogen Generators. These agreements primarily related to the Trackers provided to our two hydrogen projects at Evora. In addition to the agreements entered for Evora, the Group entered into an agreement with MagP on January 1, 2021 to provide up to 1,100 Trackers across 2021 and 2022. The output from this agreement will be used by the Group in their hydrogen projects or for standalone sales to third parties. The purpose of these agreements was to secure some production capacity of the Group until such time that our production facility at Benavente is operational. See further details of these agreements in note 27.

In 2023, the value of these transactions with MagP was €3.8 million (2022: €7.7 million).

MagP does not hold any interest in Class A ordinary shares and does not hold any warrants to purchase Class A ordinary shares.

Other

Directors and officers of the company have control of more than 10% of the voting shares of the company, however no individual controls more than 10% of the company. We are not aware of any person or shareholder who directly or indirectly, jointly or severally, exercises or could exercise control over the Group.

Directors and Officers hold a total of 954,140 issued Class A ordinary shares in the company and 1,197,767 warrants to purchase Class A ordinary shares at an exercise price of $11.50 at year end.

On September 28, 2023, KFH made a short-term bridge loan to Fusion Fuel Portugal of €260,000 on a non-interest-bearing basis for use as working capital. This amount was repaid on October 6, 2023. On October 30, 2023, KFH made a short-term bridge loan to Fusion Fuel Portugal of €245,000 on a non-interest-bearing basis for use as working capital. This amount was repaid on November 14, 2023.